Earnings Per Share Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 12, 2015	Jun. 20, 2015	Mar. 28, 2015	Sep. 06, 2014	Jun. 14, 2014	Mar. 22, 2014	Jan. 02, 2016	Jan. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net earnings attributable to Wolverine World Wide, Inc.	$ 45.8	$ 25.3	$ 40.1	$ 57.8	$ 27.5	$ 37.1	$ 11.6	$ 10.7	$ 122.8	$ 133.1	$ 100.4
Adjustment for earnings allocated to nonvested restricted common stock									(2.8)	(2.9)	(2.3)
Net earnings used to calculate basic earnings per share									120.0	130.2	98.1
Adjustment for earnings reallocated to nonvested restricted common stock									0.1	0.1	0.1
Net earnings used to calculate diluted earnings per share									$ 120.1	$ 130.3	$ 98.2
Weighted average shares outstanding									102.0	101.4	100.2
Adjustment for nonvested restricted common stock									(3.4)	(3.2)	(3.3)
Shares used to calculate basic earnings per share									98.6	98.2	96.9
Effect of dilutive stock options									1.4	1.9	2.0
Shares used to calculate diluted earnings per share									100.0	100.1	98.9
Earnings per share - Basic	$ 0.45	$ 0.25	$ 0.40	$ 0.58	$ 0.28	$ 0.37	$ 0.12	$ 0.11	$ 1.22	$ 1.33	$ 1.01
Earnings per share - Diluted	$ 0.44	$ 0.24	$ 0.39	$ 0.57	$ 0.27	$ 0.36	$ 0.12	$ 0.10	$ 1.20	$ 1.30	$ 0.99